INTANGIBLE ASSETS - Narrative (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	$ 991	$ 899	$ 1,054
UK and Ireland Short Stay Real Estate Subsidiary | Trademarks
Disclosure of detailed information about intangible assets [line items]
Total intangible assets	$ 986	$ 893